STOCK OPTIONS (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	55.80%	58.90%	58.80%	71.90%
Expected term (years)	3 years 4 months 24 days	3 years 10 months 24 days	3 years 8 months 12 days	2 years 9 months 18 days
Risk-free interest rate	0.50%	0.70%	0.60%	0.30%
Dividend yield	0.00%	0.00%	0.00%	0.00%